Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2022
Assets pledged, collateral received and assets transferred [Abstract]
Assets pledged and assets transferred as security against liabilities
The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2022	2021
	£m	£m
Cash collateral and settlements	78,996	66,138
Loans and advances at amortised cost	64,772	65,216
Trading portfolio assets	63,969	71,518
Financial assets at fair value through the income statement	8,220	5,595
Financial assets at fair value through other comprehensive income	18,210	13,748
Assets pledged	234,167	222,215
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represent the gross carrying value of the assets pledged and the associated liabilities represent the IFRS balance sheet value of the related liability recorded on the balance sheet:

	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2022
Derivatives	79,474	(79,474)
Repurchase agreements	74,291	(46,617)
Securities lending arrangements	67,554	—
Other	12,848	(11,055)
	234,167	(137,146)

At 31 December 2021
Derivatives	66,744	(66,744)
Repurchase agreements	71,820	(49,543)
Securities lending arrangements	69,316	—
Other	14,335	(12,121)
	222,215	(128,408)
For repurchase agreements the difference between transferred assets and the associated liabilities is predominantly due to IFRS netting. Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the gross transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2022
Recourse to transferred assets only	6,150	(1,557)	6,530	(1,480)	5,050
2021
Recourse to transferred assets only	1,303	(1,225)	1,423	(1,219)	204

Collateral held as security for assets	The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2022	2021
	£m	£m
Fair value of securities accepted as collateral	988,340	928,999
Of which fair value of securities re-pledged/transferred to others	892,026	814,448